Shareholders' Equity and Dividend Availability	12 Months Ended
Dec. 31, 2016
Shareholders' Equity and Dividend Availability disclosure
Shareholders' Equity and Dividend Availability disclosure [Text Block]

9.             SHAREHOLDERS’ EQUITY AND DIVIDEND AVAILABILITY

Authorized Shares

The number of authorized shares of the Company is 1.755 billion, consisting of five million of preferred stock, 1.745 billion shares of voting common stock and five million undesignated shares.  The Company’s Articles of Incorporation authorize the Board of Directors to establish, from the undesignated shares, one or more classes and series of shares, and to further designate the type of shares and terms thereof.

Preferred Stock

The Company’s Articles of Incorporation provide authority to issue up to five million shares of preferred stock.

Common Stock

The Company is governed by the Minnesota Business Corporation Act. All authorized shares of voting common stock have no par value.  Shares of common stock reacquired are considered authorized and unissued shares.

Treasury Stock

The Company’s Board of Directors has approved common share repurchase authorizations under which repurchases may be made from time to time in the open market, pursuant to pre-set trading plans meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934, in private transactions or otherwise.  The authorizations do not have a stated expiration date.  The timing and actual number of shares to be repurchased in the future will depend on a variety of factors, including the Company’s financial position, earnings, share price, catastrophe losses, maintaining capital levels commensurate with the Company’s desired ratings from independent rating agencies, funding of the Company’s qualified pension plan, capital requirements of the Company’s operating subsidiaries, legal requirements, regulatory constraints, other investment opportunities (including mergers and acquisitions and related financings), market conditions and other factors.  The following table summarizes repurchase activity in 2016 and remaining repurchase capacity at December 31, 2016.

(in millions, except per share amounts)

Quarterly Period Ending	Number of shares purchased	Cost of shares repurchased	Average price paid per share	Remaining capacity under share repurchase authorization
March 31, 2016	5.1	$550	$108.46	$2,784
June 30, 2016	4.9	550	112.12	2,234
September 30, 2016	4.7	550	117.25	1,684
December 31, 2016	6.6	750	113.54	934
Total	21.3	$2,400	112.82	934

The Company’s Amended and Restated 2004 Stock Incentive Plan and the Amended and Restated 2014 Stock Incentive Plan provide settlement alternatives to employees in which the Company retains shares to cover payroll withholding taxes in connection with the vesting of restricted stock unit awards and performance share awards, and to cover the price of certain stock options that were exercised.  During the years ended December 31, 2016 and 2015, the Company acquired $72 million and $74 million, respectively, of its common stock under these plans.

Common shares acquired are reported as treasury stock in the consolidated balance sheet.

Dividend Availability

The Company’s U.S. insurance subsidiaries, domiciled principally in the State of Connecticut, are subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid by each insurance subsidiary to its respective parent company without prior approval of insurance regulatory authorities. A maximum of $3.69 billion is available by the end of 2017 for such dividends to the holding company, TRV, without prior approval of the Connecticut Insurance Department.  The Company may choose to accelerate the timing within 2017 and/or increase the amount of dividends from its insurance subsidiaries in 2017, which could result in certain dividends being subject to approval by the Connecticut Insurance Department.

In addition to the regulatory restrictions on the availability of dividends that can be paid by the Company’s U.S. insurance subsidiaries, the maximum amount of dividends that may be paid to the Company’s shareholders is limited, to a lesser degree, by certain covenants contained in its line of credit agreement with a syndicate of financial institutions that require the Company to maintain a minimum consolidated net worth as described in note 8.

TRV is not dependent on dividends or other forms of repatriation from its foreign operations to support its liquidity needs.  The undistributed earnings of the Company’s foreign operations are not material and are intended to be permanently reinvested in those operations.

TRV and its two non-insurance holding company subsidiaries received dividends of $3.05 billion, $3.75 billion and $4.10 billion from their U.S. insurance subsidiaries in 2016, 2015 and 2014, respectively.

For the years ended December 31, 2016, 2015 and 2014, TRV declared cash dividends per common share of $2.62, $2.38 and $2.15, respectively, and paid cash dividends of $757 million, $739 million and $729 million, respectively.

Statutory Net Income and Statutory Capital and Surplus

Statutory net income of the Company’s domestic and international insurance subsidiaries was $3.20 billion, $3.80 billion and $3.97 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus of the Company’s domestic and international insurance subsidiaries was $20.76 billion and $20.57 billion at December 31, 2016 and 2015, respectively.